--------------------------------------------------------------------------------

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

--------------------------------------------------------------------------------

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

--------------------------------------------------------------------------------



Effective October 27, 2010, the investment manager of the Columbia High Yield Fund, Variable Series Variable Portfolio changed from MacKay Shields LLC to Columbia Management Investment Advisers, LLC, as follows:

UNDERLYING FUNDS:                             MANAGED BY:
Columbia High Yield Fund, Variable Series     Columbia Management Investment Advisers, LLC





Date:   October 27, 2010





               Please keep this Supplement with your Prospectus.